Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fixed maturities, amortized cost	$ 403,596,261	$ 402,396,191
Equity securities, cost	$ 6,331,436	$ 5,888,361
Common stock, shares issued (in Shares)	1,123,980	1,128,583